Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of operating segment data
B.	Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2025

Sales to external parties	1,238	1,531	2,156	2,048	180	-	7,153
Inter-segment sales	16	183	177	15	3	(394)	-
Total sales	1,254	1,714	2,333	2,063	183	(394)	7,153

Cost of sales	831	1,092	1,647	1,516	171	(290)	4,967
Segment operating income (loss)	220	298	342	135	(19)	(103)	873
Other expenses not allocated to the segments							(293)
Operating income							580

Financing expenses, net							(139)

Income before income taxes							441

Depreciation, amortization and impairment	60	254	186	78	17	131	726
Capital expenditures	81	367	336	95	13	42	934
Capital expenditures as part of business combination	-	-	-	20	-	-	20

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024

Sales to external parties	1,220	1,462	2,049	1,932	178	-	6,841
Inter-segment sales	19	194	166	18	3	(400)	-
Total sales	1,239	1,656	2,215	1,950	181	(400)	6,841

Cost of sales	821	1,006	1,515	1,426	175	(358)	4,585
Segment operating income (loss)	224	250	358	128	(22)	(65)	873
Other expenses not allocated to the segments							(98)
Operating income							775

Financing expenses, net							(140)
Share in earnings of equity-accounted investees							1
Income before income taxes							636

Depreciation, amortization and impairment	57	242	191	74	15	31	610
Capital expenditures	94	332	340	98	8	30	902
Capital expenditures as part of business combination	-	-	-	92	-	-	92

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023

Sales to external parties	1,206	1,973	2,141	2,047	169	-	7,536
Inter-segment sales	21	209	209	26	3	(468)	-
Total sales	1,227	2,182	2,350	2,073	172	(468)	7,536

Cost of sales	815	1,011	1,658	1,641	178	(438)	4,865
Segment operating income (loss)	220	668	350	51	(34)	(37)	1,218
Other expenses not allocated to the segments							(77)
Operating income							1,141

Financing expenses, net							(168)
Share in earnings of equity-accounted investees							1
Income before income taxes							974

Depreciation and amortization	57	175	207	68	17	12	536

Capital expenditures	91	384	270	92	13	23	873

Schedule of sales by geographical location of the customers
The following table presents the distribution of ICL's sales by geographical location of the customer:

2025		2024		2023
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,325	19	1,228	18	1,530	20
USA	1,244	17	1,176	17	1,262	17
China	1,175	16	1,068	16	1,059	14
United Kingdom	352	5	317	5	428	6
Spain	326	5	301	4	348	5
Israel	309	4	285	4	274	4
Germany	289	4	315	5	340	5
France	261	4	256	4	254	3
India	239	3	197	3	196	3
Italy	155	2	138	2	149	2
All other	1,478	21	1,560	22	1,696	21
Total	7,153	100	6,841	100	7,536	100

Schedule of sales by geographical location of the customer by operating segments
The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2025
Europe	385	511	512	771	144	(137)	2,186
Asia	403	390	721	270	17	(34)	1,767
South America	21	423	342	651	-	(4)	1,433
North America	391	175	574	206	3	(4)	1,345
Rest of the world	54	215	184	165	19	(215)	422
Total	1,254	1,714	2,333	2,063	183	(394)	7,153

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024
Europe	391	478	542	731	128	(147)	2,123
Asia	438	352	613	249	31	(19)	1,664
South America	21	402	307	627	-	(4)	1,353
North America	329	202	567	170	3	(4)	1,267
Rest of the world	60	222	186	173	19	(226)	434
Total	1,239	1,656	2,215	1,950	181	(400)	6,841

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023
Europe	432	624	613	746	126	(209)	2,332
Asia	361	539	587	257	30	(30)	1,744
South America	25	524	368	753	-	(5)	1,665
North America	349	260	614	138	2	(12)	1,351
Rest of the world	60	235	168	179	14	(212)	444
Total	1,227	2,182	2,350	2,073	172	(468)	7,536

Schedule of sales by geographical location of the assets
The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Israel	3,172	3,118	3,595
Europe	2,434	2,368	2,610
South America	1,332	1,213	1,482
North America	1,061	1,000	999
Asia	919	802	788
Other	56	55	52
	8,974	8,556	9,526
Intercompany sales	(1,821)	(1,715)	(1,990)
Total	7,153	6,841	7,536

Schedule of operating income (loss) by geographical location of the assets
The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Israel	342	516	857
Asia	174	185	130
South America	99	115	112
Europe	(41)	(11)	74
North America	(6)	(5)	45
Other	6	7	4
Intercompany eliminations	6	(32)	(81)
Total	580	775	1,141

Schedule of non-current assets by geographical location of the assets
The following table presents the non-current assets by geographical location of the assets (*)

As of December 31
2025	2024
$ millions	$ millions

Israel	4,823	4,637
Europe	1,660	1,518
North America	419	450
Asia	493	435
South America	436	389
Other	5	5
Total	7,836	7,434

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.